ORDINARY SHARES	12 Months Ended
Dec. 31, 2019
ORDINARY SHARES [Abstract]
ORDINARY SHARES
15.          ORDINARY SHARES

In September 2017, the Company’s shareholders adopted a resolution to approve the Eighth Amended and Restated Memorandum and Articles of Association (the “Post-IPO Memorandum and Articles of Association”), which became effective and replaced the existing memorandum and articles of association in its entirety immediately prior to the completion of qualified IPO. The Post-IPO Memorandum and Articles of Association provided that, immediately prior to the completion of the qualified IPO, the Company’s authorized share capital would be $7,500,000 divided into (i) 14,800,000,000 Class A ordinary shares with a par value of $0.0005 each and (ii) 200,000,000 Class B ordinary shares with par value of $0.0005 each. Holders of Class A ordinary shares and Class B ordinary shares shall at all times vote together as one class on all resolutions submitted to a vote for shareholders’ approval or authorization, except for certain class consents required under the Post-IPO Memorandum and Articles of Association. Each Class A ordinary share shall be entitled to one vote, and each Class B ordinary share shall be entitled to three votes, on all matters subject to the vote at general meetings of the Company. Immediately prior to the completion of the IPO, any of the (i) issued and outstanding ordinary shares, including issued and outstanding non-voting ordinary shares, and (ii) Series A Preference Shares and Series B Preference Shares which were automatically converted into ordinary shares on a one-to-one basis, that were held by the founder of the Company and Tencent and their respective affiliates will be re-designated as Class B ordinary shares on a one-for-one basis. All of the remaining issued and outstanding ordinary shares, including issued and outstanding non-voting ordinary shares, Seed Preference Shares, Series A Preference Shares and Series B Preference Shares which were automatically converted into ordinary shares on a one-to-one basis, were re-designated as Class A ordinary shares on a one-for-one basis. A total of 86,336,030 Class A ordinary shares and Class B ordinary shares were issued as a result of the conversion of convertible preference shares.

On October 20, 2017, the Company listed on the New York Stock Exchange under the symbol of “SE”. The Company issued an aggregate 65,954,538 ADSs, representing 65,954,538 Class A ordinary shares for a total proceed, net of issuance costs of $935,533.

The Company completed the follow-on offering in March 2019 and issued an aggregate of 69,000,000 ADSs, representing 69,000,000 Class A ordinary shares for total proceeds, net of issuance costs of $1,517,958.